Acquisitions - Schedule of Pro Forma Information (Details) - Fubo TV Pre-Merger [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Total Revenues	$ 112,700	$ 163,716	$ 99,321
Net loss attributable to common stockholders		$ (448,412)	$ (164,303)